SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (Details Narrative) - shares	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Recast [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,250,000	2,750,000